CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 1,172	$ 2,120	$ 1,171
Foreign currency translation adjustments	3,357	(1,475)	(467)
Financial liability related to hedging	113	(143)	(264)
Comprehensive income	4,642	502	440
Net earnings attributable to non-controlling interests	(2,295)	(1,925)	(2,239)
Other comprehensive loss (income) attributable to non-controlling interests	(831)	522	46
Comprehensive income (loss) attributable to Optibase Ltd.	$ 1,516	$ (901)	$ (1,753)